KKR Income Opportunities Fund			January 31, 2021
			(Unaudited)
Schedule of Investments
		Par	Value
LEVERAGED LOANS - 81.8%
Aerospace & Defense - 7.1%
EaglePicher Technologies, LLC, TL 2L 02/18
7.371% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)		1,838,910	1,753,860
Sequa Corp., TL 1L 07/20
7.750% (3 Month US LIBOR + 6.750%), 11/28/2023 (a)		5,745,343	5,752,525
Sequa Corp., TL 2L 07/20
11.750% (3 Month US LIBOR + 4.000%), 04/28/2024 (a)		17,878,559	16,001,311
Standard Aero Ltd., TL 1L 02/20
3.754% (3 Month US LIBOR + 3.500%), 04/06/2026 (a)		11,045	10,642
Standard Aero Ltd., TL 1L 04/19
3.754% (3 Month US LIBOR + 3.500%), 04/06/2026 (a)		20,545	19,795
			23,538,133
Auto Components - 3.2%
BBB Industries LLC, TL 1L 06/18
4.630% (1 Month US LIBOR + 4.500%), 08/01/2025 (a)		1,622,244	1,588,379
Innovative XCessories & Services LLC, TL 1L 02/20
5.250% (3 Month US LIBOR + 5.000%), 03/05/2027 (a)		4,453,268	4,486,668
Truck Hero, Inc., TL 1L 01/21
4.500% (1 Month US LIBOR + 3.750%), 01/20/2028 (a)		2,596,050	2,605,461
Wheel Pros, Inc., TL 1L B 11/20
6.250% (1 Month US LIBOR + 5.250%), 11/06/2027 (a)		1,982,300	1,985,521
			10,666,029
Chemicals - 3.2%
Aruba Investments, Inc., TL 2L 10/20
8.500% (6 Month US LIBOR + 7.750%), 11/24/2028 (a)(c)(d)		1,841,010	1,864,023
Flint Group GmbH, TL 1L B 04/14
0.750% (3 Month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)	EUR	52,188	61,448
Flint Group GmbH, TL 1L B5 02/17 EUR
0.750% (3 Month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)	EUR	147,505	173,679
Invictus, TL 2L 01/18
6.871% (1 Month US LIBOR + 6.750%), 03/30/2026 (a)		489,340	480,165
New Arclin US Holding Corp., TL 2L 02/17
9.750% (1 Month US LIBOR + 8.750%), 02/14/2025 (a)		282,363	276,716
Vantage Specialty Chemicals, Inc., TL 1L B 10/17
4.500% (3 Month US LIBOR + 3.500%), 10/26/2024 (a)		4,992,304	4,825,062
Vantage Specialty Chemicals, Inc., TL 2L 10/17
9.250% (3 Month US LIBOR + 8.250%), 10/27/2025 (a)		3,177,420	2,961,355
			10,642,448
Commercial Services & Supplies - 3.6%
Access CIG, LLC, TL 2L 02/18
7.894% (1 Month US LIBOR + 7.750%), 02/27/2026 (a)		1,292,375	1,293,990
Monitronics International, Inc., TL 1L 08/19 EXIT
7.750% (1 Month US LIBOR + 6.500%), 03/29/2024 (a)		5,577,244	5,267,010
VFS Global Services Pvt Ltd., TL 1L B 06/17
4.078%, 07/29/2024 (a)(b)	GBP	4,123,175	5,336,288
			11,897,288
Construction & Engineering - 4.5%
Brand Energy & Infrastructure Services, Inc., TL 1L 05/17
5.250% (3 Month US LIBOR + 4.250%), 06/21/2024 (a)		5,012,588	4,963,139
Total Safety US, Inc., TL 1L B 07/19
7.000% (3 Month US LIBOR + 6.000%), 08/16/2025 (a)		4,260,055	4,256,860
Yak Access, LLC, TL 1L B 05/18
5.254% (3 Month US LIBOR + 5.000%), 07/11/2025 (a)		6,128,123	5,614,893
			14,834,892
Construction Materials - 0.5%
Quimper AB, TL 2L 02/19
8.250% (3 Month EURIBOR + 8.250%), 02/15/2027 (a)(b)	EUR	1,464,440	1,779,390

Distributors - 2.8%
Distribution International, Inc., TL 1L 06/19
6.750% (3 Month US LIBOR + 5.750%), 12/15/2023 (a)		9,446,318	9,115,697

Diversified Consumer Services - 2.3%
Airbnb, Inc., TL 1L 03/20
8.500% (3 Month US LIBOR + 7.500%), 04/17/2025 (a)		971,856	1,056,894
Conservice LLC, TL 1L B 05/20
4.503% (3 Month US LIBOR + 4.250%), 05/13/2027 (a)		147,899	148,750
Jostens, Inc., TL 1L 12/18
5.720% (3 Month US LIBOR + 5.500%), 12/19/2025 (a)		4,998,146	4,990,124
Learning Care Group Inc., TL 1L B 05/20
9.500% (6 Month US LIBOR + 8.500%), 03/13/2025 (a)(d)		1,288,336	1,301,219
			7,496,987
Electronic Equipment, Instruments & Components - 3.4%
Excelitas Technologies Corp., TL 2L 10/17
8.500% (3 Month US LIBOR + 7.500%), 12/01/2025 (a)		11,291,720	11,291,720

Energy Equipment & Services - 0.1%
ChampionX Corp., TL 1L B 05/20
6.000% (6 Month US LIBOR + 5.000%), 06/03/2027 (a)		354,286	361,373

Food & Staples Retailing - 1.1%
Froneri Ltd., TL 2L 01/20 EUR
5.750% (6 Month EURIBOR + 5.750%), 01/31/2028 (a)(b)	EUR	325,340	398,835
Froneri Ltd., TL 2L 01/20 USD
5.871% (1 Month US LIBOR + 5.750%), 01/31/2028 (a)(b)		555,410	564,435
Smart & Final Stores LLC, TL 1L B 05/19
6.952% (1 Month US LIBOR + 6.750%), 06/20/2025 (a)		2,787,726	2,826,058
			3,789,328
Food Products - 1.8%
CSM Bakery Products, TL 1L B 07/13
7.250% (3 Month US LIBOR + 6.250%), 01/04/2022 (a)		4,548,633	4,524,753
CSM Bakery Products, TL 2L 07/13
8.750% (3 Month US LIBOR + 10.000%), 02/04/2022 (a)		1,184,099	1,173,371
CTI Foods Holding Co LLC, TL 1L 05/19 (Exit TL)
8.000% (3 Month US LIBOR + 4.000%), 05/03/2024 (a)(c)(d)(e)(h)		489,838	410,785
			6,108,909
Health Care Equipment & Supplies - 0.0%
Drive DeVilbiss Healthcare LLC, TL 1L B 11/16
8.500% (3 Month US LIBOR + 5.500%), 01/03/2023 (a)(h)		126,704	108,121

Health Care Providers & Services - 1.3%
Affordable Care Inc., TL 1L 10/15
5.750% (3 Month US LIBOR + 4.750%), 10/24/2022 (a)		4,070,811	4,009,749
Paradigm Acquisition Corp., TL 2L 10/18 LC
7.754% (3 Month US LIBOR + 7.500%), 10/26/2026 (a)		426,931	415,190
			4,424,939
Hotels, Restaurants & Leisure - 9.5%
Aimbridge Acquisition Co, Inc., TL 1L B 09/20
6.750% (1 Month US LIBOR + 6.000%), 02/02/2026 (a)		1,673,207	1,685,755
Aimbridge Acquisition Co, Inc., TL 1L B 10/19
3.871% (1 Month US LIBOR + 3.750%), 02/02/2026 (a)		4,907,636	4,692,927
B&B Hotels SAS, TL 1L B3A 01/20 EUR
3.875% (6 Month EURIBOR + 3.875%), 07/31/2026 (a)(b)	EUR	4,670,208	5,243,648
ClubCorp Club Operations, Inc., TL 1L B 08/17
3.004% (3 Month US LIBOR + 2.750%), 09/18/2024 (a)		6,141,454	5,721,163
Diamond Resorts International, Inc., TL 1L B 06/18
4.750% (1 Month US LIBOR + 3.750%), 09/02/2023 (a)		7,550,400	7,267,600
Life Time Fitness, Inc., TL 1L 01/21
5.750% (3 Month US Libor + 4.75%), 12/10/2024 (a)		2,615,330	2,587,163
Piolin BidCo SAU, TL 1L B 05/20 EUR
7.500% (3 Month EURIBOR + 7.500%), 09/16/2026 (a)(b)	EUR	2,682,184	3,222,410
United PF Holdings LLC, TL 1L 01/20
4.202% (3 Month US LIBOR + 4.000%), 12/30/2026 (a)		498,320	477,971
United PF Holdings LLC, TL 1L 06/20
9.500% (3 Month US LIBOR + 8.500%), 12/30/2026 (a)		496,147	476,301
			31,374,938
Household Products - 2.1%
Steinhoff, TL 1L 07/19
10.000%, 12/31/2021 (b)(h)	EUR	189,547	232,325
Steinhoff, TL 1L 08/19
0.000% (6 Month EURIBOR + 0.000%), 12/31/2021 (b)(g)(h)	EUR	8,380,823	6,585,419
			6,817,744
Industrial Conglomerates - 1.3%
Unifrax I LLC / Unifrax Holding Co., TL 1L B 10/18 USD
3.952% (3 Month US LIBOR + 3.750%), 12/12/2025 (a)		4,208,213	4,071,447
Unifrax I LLC / Unifrax Holding Co., TL 1L B 11/18 EUR
3.750% (3 Month EURIBOR + 3.750%), 12/12/2025 (a)	EUR	191,310	214,403
			4,285,850
IT Services - 1.2%
Asurion LLC/CA TL 2L B3 02/21
5.452% (US LIBOR + 0.000%), 01/29/2028 (a)		180,650	180,650
PSAV, Inc., TL 2L 02/18
8.250% (3 Month US LIBOR + 7.250%), 09/01/2025 (a)(d)		2,530,890	1,689,369
PSAV, Inc., TL 1L B3 12/20
15.000%, 10/15/2026 (h)		1,829,825	2,099,724
			3,969,743
Life Sciences Tools & Services - 0.2%
BioClinica-Synowledge Holdings Corp., TL 1L 10/16
5.250% (1 Month US LIBOR + 4.500%), 10/20/2023 (a)		698,261	698,264

Machinery - 5.2%
Accuride Corp., TL 1L B 10/17
6.250% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)		4,660,977	4,278,777
CPM Holdings, Inc., TL 2L 10/18
8.394% (1 Month US LIBOR + 8.250%), 11/16/2026 (a)		1,655,830	1,639,272
Utility One Source LP, TL 1L B 02/20
4.371% (1 Month US LIBOR + 4.250%), 04/18/2025 (a)		4,018,481	4,023,505
Welbilt, Inc. (Manitowoc Foodservice, Inc.), TL 1L B 10/18
2.621% (1 Month US LIBOR + 2.500%), 10/23/2025 (a)		2,178,900	2,086,569
WireCo WorldGroup, Inc., TL 1L 07/16
6.000% (6 Month US LIBOR + 5.000%), 09/29/2023 (a)		3,243,714	3,190,322

WireCo WorldGroup, Inc., TL 2L 07/16
10.000% (6 Month US LIBOR + 9.000%), 09/30/2024 (a)		2,204,122	1,862,484
			17,080,929
Media - 2.7%
Emerald Expositions Holding, Inc., TL 1L B 11/17
2.621% (1 Month US LIBOR + 2.750%), 05/22/2024 (a)		122,718	119,052
NEP Broadcasting, LLC, TL 1L B 09/18 EUR
3.500% (3 Month EURIBOR + 3.500%), 10/20/2025 (a)	EUR	625,334	723,775
NEP Broadcasting, LLC, TL 1L 05/20
9.250% (3 Month US LIBOR + 0.000%), 06/01/2025 (a)(d)(e)		1,293,331	1,312,731
NEP Broadcasting, LLC, TL 1L 05/20 DD
0.000%, 06/01/2025 (a)(d)(e)		324,958	4,874
NEP Broadcasting, LLC, TL 1L B 09/18
3.371% (1 Month US LIBOR + 3.250%), 10/20/2025 (a)		1,788,060	1,711,567
NEP Broadcasting, LLC, TL 2L 09/18
7.121% (1 Month US LIBOR + 7.000%), 10/19/2026 (a)		5,063,000	4,597,204
			8,469,203
Metals & Mining - 0.8%
Foresight Energy LLC, TL 1L A 06/20 (Exit)
9.500% (3 Month US LIBOR + 8.000%), 06/30/2027 (a)(c)(d)(e)		2,672,908	2,672,908

Multiline Retail - 1.2%
Belk, Inc., TL 1L B 10/19
7.750% (3 Month US LIBOR + 6.750%), 07/31/2025 (a)(c)(d)		10,213,782	3,968,769

Oil, Gas & Consumable Fuels - 0.1%
Lucid Energy Group II Borrower LLC, TL 1L 01/18
4.000% (1 Month US LIBOR + 3.000%), 02/17/2025 (a)		425,696	405,209

Personal Products - 0.4%
Coty Inc., TL 1L A 04/18 USD
1.882% (1 Month US LIBOR + 1.750%), 04/05/2023 (a)		372,422	354,731
Coty Inc., TL 1L B 03/18 EUR
2.500% (1 Month EURIBOR + 2.500%), 04/05/2025 (a)	EUR	119,084	136,643
Coty Inc., TL 1L B 04/18 USD
2.382% (1 Month US LIBOR + 2.250%), 04/07/2025 (a)		924,970	874,416
			1,365,790
Professional Services - 0.8%
SIRVA Worldwide, Inc., TL 1L 07/18
5.655% (3 Month US LIBOR + 5.500%), 08/04/2025 (a)		1,917,945	1,772,104
SIRVA Worldwide, Inc., TL 2L 07/18
9.733% (3 Month US LIBOR + 9.500%), 08/03/2026 (a)(d)		1,149,740	1,006,023
			2,778,127
Road & Rail - 2.5%
Kenan Advantage Group, Inc, TL 1L B1 07/15
4.000% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		3,315,473	3,286,794
Kenan Advantage Group, Inc, TL 1L B2 07/15 Canadian Borrower
4.000% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		751,672	745,170
Transplace, TL 2L 09/17
9.750% (6 Month US LIBOR + 8.750%), 10/06/2025 (a)		4,532,039	4,396,078
			8,428,042
Software - 11.4%
Applied Systems, Inc., TL 2L 09/17
8.000% (3 Month US LIBOR + 7.000%), 09/19/2025 (a)		11,093,946	11,204,885
Gigamon, Inc., TL 1L 11/17
5.250% (6 Month US LIBOR + 4.500%), 12/27/2024 (a)		3,091,527	3,095,391
Misys Ltd., TL 1L 04/17
4.500% (6 Month US LIBOR + 3.500%), 06/13/2024 (a)		8,906,475	8,767,311
Misys Ltd., TL 2L 04/17 USD
8.250% (6 Month US LIBOR + 7.250%), 06/13/2025 (a)		6,446,172	6,471,699
Syncsort, Inc., TL 1L B 10/19
7.000% (3 Month US LIBOR + 6.000%), 08/16/2024 (a)		1,511,890	1,520,962
Syncsort, Inc., TL 1L B 11/18
5.500% (3 Month US LIBOR + 4.500%), 08/16/2024 (a)		871,751	875,324
Syncsort, Inc., TL 1L B 11/18
6.483% (3 Month US LIBOR + 6.250%), 08/16/2024 (a)		933,307	936,975
TIBCO Software, Inc., TL 2L 02/20
7.380% (1 Month US LIBOR + 7.750%), 03/03/2028 (a)		4,657,830	4,732,076
			37,604,623
Specialty Retail - 2.6%
Douglas Holding AG, TL 1L B1 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	1,571,036	1,841,734
Douglas Holding AG, TL 1L B2 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	413,826	485,131
Douglas Holding AG, TL 1L B3 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	1,023,834	1,200,246
Douglas Holding AG, TL 1L B4 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	558,621	654,874
Douglas Holding AG, TL 1L B5 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	157,292	184,394
Douglas Holding AG, TL 1L B6 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	617,188	723,533
Douglas Holding AG, TL 1L B7 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	487,046	570,966
Talbots, Inc., TL 1L B 11/18
8.000% (3 Month US LIBOR + 7.000%), 11/28/2022 (a)		3,917,059	3,006,343
			8,667,221

Textiles, Apparel & Luxury Goods - 3.9%
Varsity Brands, Inc., TL 1L 11/17
4.500% (1 Month US LIBOR + 3.500%), 12/16/2024 (a)		13,388,092	12,875,796

Transportation Infrastructure - 1.0%
Direct ChassisLink, Inc., TL 2L 04/19
8.484% (3 Month US LIBOR + 8.250%), 04/10/2026 (a)		3,137,708	3,190,657

TOTAL LEVERAGED LOANS (amortized cost $273,016,168)			270,709,067

HIGH YIELD SECURITIES - 69.5%
Aerospace & Defense - 0.6%
Aviation Capital Group LLC
1.950%, 01/30/2026 (f)		2,041,000	2,025,715

Auto Components - 1.1%
BBB Industries, LLC
9.250%, 08/01/2025 (f)		2,678,000	2,892,240
Truck Hero, Inc.
6.250%, 02/01/2029 (f)		825,000	847,914
			3,740,154
Biotechnology - 0.6%
Intercept Pharmaceuticals, Inc.
3.250%, 07/01/2023		1,361,000	1,150,395
2.000%, 05/15/2026		1,184,000	841,926
			1,992,321
Building Products - 4.6%
Cornerstone (Ply Gem Holdings Inc)
6.125%, 01/15/2029 (f)		575,000	601,953
8.000%, 04/15/2026 (f)		4,980,000	5,210,325
LBM Borrower LLC
7.750%, 04/01/2027 (f)(h)		1,957,000	1,952,107
6.250%, 01/15/2029 (f)		1,446,000	1,465,449
SRS Distribution, Inc.
8.250%, 07/01/2026 (f)		5,596,000	5,947,429
			15,177,263
Chemicals - 0.3%
Consolidated Energy Finance SA
6.500%, 05/15/2026 (b)(f)	EUR	223,000	224,673
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)		933,000	845,433
			1,070,106
Commercial Services & Supplies - 1.4%
Multi-Color Corp
10.500%, 07/15/2027 (f)		4,136,000	4,588,375

Construction & Engineering - 2.7%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)		8,202,000	8,592,456
Pike Corp.
5.750%, 09/01/2028 (f)		394,000	407,790
			9,000,246
Construction Materials - 4.5%
Cemex Materials LLC
7.700%, 07/21/2025		12,842,000	14,896,720

Containers & Packaging - 0.8%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (f)		2,672,000	2,737,130

Diversified Telecommunication Services - 0.5%
Zayo Group LLC
6.125%, 03/01/2028 (f)		1,484,000	1,546,161

Electronic Equipment, Instruments & Components - 4.3%
CommScope, Inc.
6.000%, 06/15/2025 (f)		4,936,000	5,047,060
8.250%, 03/01/2027 (f)		8,365,000	9,019,101
			14,066,161
Energy Equipment & Services - 0.4%
FMC Technologies, Inc.
6.500%, 02/01/2026 (c)(f)		1,309,000	1,364,728

Entertainment - 0.4%
Live Nation Entertainment, Inc.
6.500%, 05/15/2027 (f)		1,278,000	1,421,379

Health Care Equipment & Supplies - 1.2%
CHS / Community Health Systems, Inc.
6.875%, 04/15/2029 (f)		1,484,000	1,503,478
Ortho-Clinical Diagnostics Inc. / Ortho-Clinical Diagnostics SA
7.375%, 06/01/2025 (f)		2,271,000	2,434,228
			3,937,706
Health Care Providers & Services - 4.9%
CHS/Community Health Systems, Inc.
8.000%, 03/15/2026 (f)		1,917,000	2,062,692
5.625%, 03/15/2027 (f)		381,000	400,526
6.000%, 01/15/2029 (f)		206,000	219,133
LifePoint Hospitals, Inc.
9.750%, 12/01/2026 (f)		4,133,000	4,514,476
5.375%, 01/15/2029 (f)		1,727,000	1,742,111
Molina Healthcare, Inc.
3.875%, 11/15/2030 (f)		6,000	6,427
Radiology Partners, Inc.
5.250%, 12/15/2025 (f)		450,000	467,438
9.250%, 02/01/2028 (f)		6,266,000	6,869,040
			16,281,843
Health Care Technology - 0.7%
Verscend Holding Corp.
9.750%, 08/15/2026 (f)		2,119,000	2,289,738

Hotels, Restaurants & Leisure - 16.8%
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)		9,621,000	8,886,389
Diamond Resorts International, Inc.
7.750%, 09/01/2023 (f)		9,289,000	9,480,493
10.750%, 09/01/2024 (f)		4,446,000	4,595,585
Enterprise Development Authority/The
12.000%, 07/15/2024 (f)		6,981,000	7,871,078
Life Time Fitness, Inc.
8.500%, 06/15/2023 (f)		986,000	989,697
5.750%, 01/15/2026 (f)		8,731,000	8,835,772
Merlin Entertainments PLC
7.000%, 05/15/2025 (b)(f)	EUR	408,000	514,534
5.750%, 06/15/2026 (b)(f)	EUR	1,122,000	1,168,069
6.625%, 11/15/2027 (b)(f)	EUR	3,746,000	3,777,916
NCL Corp Ltd.
12.250%, 05/15/2024 (f)		3,033,000	3,535,022
Station Casinos LLC
4.500%, 02/15/2028 (f)		1,758,000	1,726,136
Viking Cruises Ltd.
7.000%, 02/15/2029 (f)		2,969,000	2,965,289
13.000%, 05/15/2025 (f)		1,123,000	1,309,283
			55,655,263
Insurance - 6.1%
Alliant Holdings I, Inc.
6.750%, 10/15/2027 (f)		1,202,000	1,273,146
AmWINS Group, Inc.
7.750%, 07/01/2026 (f)		495,000	532,343
Aspen Insurance Holdings Ltd.
7.625%, 10/15/2025 (f)(h)		5,021,000	5,397,575
Hub International Ltd.
7.000%, 05/01/2026 (f)		2,513,000	2,609,763
National Financial Partners Corp
7.000%, 05/15/2025 (f)		281,000	304,007
6.875%, 08/15/2028 (f)		9,652,000	10,157,765
			20,274,599
IT Services - 0.4%
Dun & Bradstreet Corp./The
10.250%, 02/15/2027 (f)		55,000	61,590
Sabre, Inc.
9.250%, 04/15/2025 (f)		779,000	925,218
West Corp
8.500%, 10/15/2025 (f)		27,000	26,713
Xerox Business Services /Conduent
10.500%, 12/15/2024 (f)		228,000	238,883
			1,252,404
Life Sciences Tools & Services - 0.1%
PAREXEL International Corp.
6.375%, 09/01/2025 (f)		330,000	340,065

Machinery - 1.5%
Welbilt, Inc. (Manitowoc Foodservice, Inc.)
9.500%, 02/15/2024		4,885,000	5,039,684

Media - 0.5%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (b)(g)		1,208,000	842,580
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/2030 (f)		867,000	865,916
			1,708,496

Oil, Gas & Consumable Fuels - 3.5%
Energy Transfer Operating LP
3.750%, 05/15/2030		1,347,000	1,416,435
Genesis Energy
8.000%, 01/15/2027		597,000	568,449
Global Partners LP / GLP Finance Corp.
7.000%, 08/01/2027		1,918,000	2,029,483
6.875%, 01/15/2029 (f)		1,474,000	1,579,944
Indigo Natural Resources, LLC
6.875%, 02/15/2026 (f)		3,238,000	3,363,311
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
6.000%, 03/01/2027 (f)		21,000	21,262
6.000%, 12/31/2030 (f)		834,000	837,336
Viper Energy Partners LP
5.375%, 11/01/2027 (f)		1,832,000	1,927,035
			11,743,255
Road & Rail - 4.4%
Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (f)		14,441,000	14,421,433

Software - 2.2%
Solera LLC
10.500%, 03/01/2024 (f)		7,050,000	7,247,189

Textiles, Apparel & Luxury Goods - 1.5%
Lycra
5.375%, 05/01/2023 (b)(f)	EUR	572,000	591,762
7.500%, 05/01/2025 (b)(f)	EUR	3,838,000	3,305,478
Varsity Brands, Inc., TL 1L 11/17
9.000% (3 Month US LIBOR + 8.000%), 12/22/2024 (a)(f)		957,000	959,393
			4,856,633
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.
5.250%, 08/15/2028		1,846,000	1,978,681

Trading Companies & Distributors - 2.9%
Neon Holdings, Inc.
10.125%, 04/01/2026 (f)		2,196,000	2,410,110
TruckPro, LLC
11.000%, 10/15/2024 (f)		3,769,000	4,118,279
White Cap Construction Supply, Inc.
8.250%, 03/15/2026 (f)		1,313,000	1,331,054
6.875%, 10/15/2028 (f)		1,763,000	1,835,785
			9,695,228

TOTAL HIGH YIELD SECURITIES (amortized cost $219,882,546)			230,348,676

		Shares
COMMON STOCKS - 1.7%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC (b)(c)(d)(e)		114,010	440,241

Food Products - 0.0%
CTI Foods Holding Co LLC (c)(d)(e)		955	5,270

Health Care Providers & Services - 0.2%
Quorum Health Corp. (d)(e)		4,002,786	672,419

Metals & Mining - 1.3%
Foresight Energy LLC (c)(d)(e)		320,380	4,383,606

Specialty Retail - 0.0%
Charlotte Russe, Inc. (d)(e)		3,649	-

TOTAL COMMON STOCKS (cost $9,223,561)			5,501,536

PREFERRED STOCK - 0.1%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC (b)(c)(d)(e)		36,249	409,050

TOTAL PREFERRED STOCK (cost $233,307)			409,050

EXCHANGE TRADED FUNDS - 2.5%
Diversified Financial Services - 2.5%
BlackRock Floating Rate Income Strategies Fund, Inc.		47,210	586,820
Nuveen Credit Strategies Income Fund		107,980	685,673
Nuveen Floating Rate Income Opportunity Fund		61,460	566,047
PowerShares Senior Loan Portfolio		275,700	6,126,054
Voya Prime Rate Trust		86,940	391,230
			8,355,824

TOTAL EXCHANGE TRADED FUNDS (cost $8,043,350)			8,355,824

TOTAL INVESTMENTS (amortized cost $510,789.329) (i) - 155.7%			515,324,153
LIABILITIES EXCEEDING OTHER ASSETS, NET - (55.7)%			(184,379,971)
NET ASSETS - 100.0%			$330,944,182

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)		Variable rate security, the coupon rate shown is the effective rate as of January 31, 2021.
(b)	Non-U.S. security.
(c)		Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2021 was $15,519,380 and represented 4.7% of net assets.
(d)		Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2021 was $20,141,287 and represented 6.1% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)		Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of January 31, 2021 was $216,481,043, which represent 65.4% of net assets.
(g)	Non-income producing security.
(h)		Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(i)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:

Issuer (1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Aruba Investments, Inc	1,841,010	10/28/2020	1,813,417	1,864,023	0.6%
Belk, Inc.	10,213,782	10/29/2019	9,322,774	3,968,769	1.2%
CTI Foods Holding Co. LLC	489,838	05/03/19	482,590	410,785	0.1%
CTI Foods Holding Co. LLC, Common Stock	955	05/03/19	112,798	5,270	0.0%
FMC Technologes, Inc.	1,309,000	01/22/21	1,309,000	1,364,728	0.4%
Foresight Energy, LLC	2,672,908	06/30/2020 - 08/29/20	2,672,908	2,672,908	0.8%
Foresight Energy, LLC, Common Stock	320,380	06/30/20	3,560,971	4,383,606	1.3%
Proserv Acquisition LLC, Common Stock	114,010	05/08/18	1,585,844	440,241	0.1%
Proserv Acquisition LLC, Preferred Stock	36,249	05/08/18	233,307	409,050	0.1%

(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of January 31, 2021:

Country:	% of Net Assets
United States	143.5%
Luxembourg	2.3%
United Kingdom	2.2%
Sweden	2.1%
Germany	1.8%
France	1.6%
Netherlands	1.1%
Spain	1.0%
Switzerland	0.1%
	155.7%
Liabilities Exceeding Other Assets, Net	(55.7)%
	100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of January 31, 2021 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Leveraged Loans	-	266,307,769	4,401,298	270,709,067
High Yield Securities	-	230,348,676	-	230,348,676
Preferred Stocks	-	-	409,050	409,050
Common Stocks	-	-	5,501,536	5,501,536
Exchange Traded Funds	8,355,824	-	-	8,355,824
Cash equivalents	13,053,557	-	-	13,053,557
Total Investments in securities and cash equivalents	21,409,381	496,656,445	10,311,884	528,377,710

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

		Leveraged Loans	Common Stocks	Preferred Stocks
Balance at October 31, 2020		$4,379,794	$5,839,398	$409,050
Purchases		3,742	-	-
Sales and paydowns		(11,181)	-	-
Settlements		2,780	-	-
Net change in appreciation/(depreciation)		25,994	(337,862)	-
Net realized gain/(loss)		169	-	-
Balance as of January 31, 2021		$4,401,298	$5,501,536	$409,050

Net change in appreciation/(depreciation) on investments held at January 31, 2021		$25,994	$(337,862)	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2021:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans	$4,401,298	Yield Analysis	Yield	8% - 15% (9%)
			Discount Margin	1% - 3% (2%)
			EBITDA Multiple	2.5x -10.3x(5.2x)
			Net Leverage	0.6x - 10.5x(4.2x)
Common Stocks(4)	$5,501,536	Market Comparables	LTM EBITDA Multple	0.2x - 1.5x(1.4x)
			FWD EBITDA Multple	1.5x - 9.x(2.8x)
			Illiquidity Discount	10% - 15% (11%)
		Discounted Cash Flows	WACC	12% - 25% (19%)
Preferred Stocks	$409,050	Market Comparables	NCY Revenue	1.5x
			LTM Revenue	1.5x

(1)	For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.
(2)	The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.
(3)	Weighted average amounts are based on the estimated fair values.
(4)	Of the total $5,501,536 of common stocks, $4,829,117 and $359,027 were valued solely on an appraisal based on market comparables and discounted cash flow analysis, respectively.